Vehicles and equipment on operating leases (Tables)	12 Months Ended
Mar. 31, 2018
Summary of Vehicles and Equipment on Operating Lease

Vehicles and equipment on operating leases consist of the following:

	Yen in millions
	March 31,
	2017	2018
Vehicles	6,105,527	6,124,699
Equipment	13,096	13,373
Less - Deferred income and other	(152,044)	(203,679)

	5,966,579	5,934,393
Less - Accumulated depreciation	(1,263,774)	(1,352,840)
Less - Allowance for credit losses	(18,889)	(15,013)

Vehicles and equipment on operating leases, net	4,683,916	4,566,540

Future Minimum Rentals from Vehicles and Equipment on Operating Leases

Future minimum rentals from vehicles and equipment on operating leases are due in installments as follows:

Years ending March 31,	Yen in millions
2019	769,926
2020	490,182
2021	221,216
2022	46,818
2023	11,675
Thereafter	1,478

Total minimum future rentals	1,541,295